Financial Instruments - Schedule of Liquidity Risk (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Liquidity Risk [Line Items]
Accounts payable to suppliers		R$ 47,133	R$ 7,283
Other liabilities		852	3,550
Loans and financing		5,289	1,569
Debentures(i)	[1]	51,197	61,161
Deferred and contingent consideration		232,077	240,622
Subscription rights			31,477
Lease liabilities		1,519	1,587	R$ 2,537
Related parties		9,867	3,900
Total		347,934	351,149
Less than 1 year [Member]
Schedule of Liquidity Risk [Line Items]
Accounts payable to suppliers		47,133	7,283
Other liabilities		852	1,390
Loans and financing		4,960	841
Debentures(i)	[1]	51,197	61,161
Deferred and contingent consideration		227,077	194,138
Subscription rights			31,477
Lease liabilities		742	976
Related parties		9,867
Total		341,828	297,266
1 to 3 years [Member]
Schedule of Liquidity Risk [Line Items]
Accounts payable to suppliers
Other liabilities			2,160
Loans and financing		329	728
Debentures(i)	[1]
Deferred and contingent consideration		5,000	46,484
Subscription rights
Lease liabilities		777	611
Related parties			3,900
Total		R$ 6,106	R$ 53,883

[1]	The Company was not in compliance with the related financial covenants under the debentures on December 31, 2023, and 2022, and the amounts owed under the debentures are classified as current. Refer to Note 15 for details relating to these covenants and waiver obtained by the Company.